Accounts payable and accrued liabilities - Summary of accrued expenses and other liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accrued liabilities:
Extraordinary canon on SGIC	$ 419	$ 1,007
Total non-current accounts payable and accrued liabilities	419	1,007
Accounts payable:
Suppliers	59,264	73,609	$ 19,764
Related parties (Note 26)			1,226
Total current accounts payable	59,264	73,609	20,990
Accrued liabilities:
Related parties (Note 26 and 27)	24,839	0
Sundry debtors- Put option (Note 27)	12,661	0
Extraordinary canon on SGIC	1,436	769
Balances with joint operations	69	1,023
Concession extension bonus Bajada del Palo payable (Note 29.3.2)	0	7,899
Directors' fees	0	1,034	0
Total current accrued liabilities	39,005	10,725	0
Total current accounts payable and accrued liabilities	$ 98,269	$ 84,334	$ 20,990